Concentrations (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentrations Details
Concentrations Customer A	40.93%	42.93%
Concentrations Customer B	29.97%	10.06%
Concentrations Customer D	8.72%	19.57%
Concentrations Customer E	7.03%	3.04%
Concentrations Customer F	4.61%	3.85%